DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More [Abstract]
Aggregate amount of time deposits of $100,000 or more	$ 430,000	$ 567,000
Maturities of Time Deposits [Abstract]
2013	520,412
2014	140,211
2015	47,347
2016	23,596
2017	12,011
2018 and thereafter	1,704
Time Deposits	$ 745,281